Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of historical basic and diluted net loss per share:

	Year Ended December 31,
(Dollars in thousands, except per share amounts)	2016	2015
Numerator
Net loss attributable to common stockholders—basic and diluted	$(46,367)	$(67,195)

Denominator
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	9,496,838	241,055

Net loss per share, basic and diluted	$(4.88)	$(278.75)

Schedule of Antidilutive Options not Included in Computation of Weighted Average Common Shares

The following awards were not included in the computation of weighted average common shares for the year ended December 31, 2016.

Year Ended December 31,
2016
Dilutive stock options	2,022,800
Warrants	83,120
Restricted stock	389,100

Total	2,495,020